RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of transactions with related parties

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Cloud services from Tencent Group	26,256	22,375	11,945
Online payment clearing services and other services from Tencent Group	4,533	6,258	9,101
Total	30,789	28,633	21,046

Schedule of amounts due from related parties

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Receivables from the online payment platform of Tencent Group	2,569	6,719
Prepaid service fee to Tencent Group	1,397	539
Total	3,966	7,258